Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of WisdomTree Trust

In planning and performing our audits of the (consolidated as it relates to WisdomTree India Earnings Fund) financial statements of WisdomTree Europe Defense Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree European Opportunities Fund (formerly, WisdomTree Europe Hedged SmallCap Equity Fund), WisdomTree International AI Enhanced Value Fund, WisdomTree International Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree International High Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Opportunities Fund (formerly, WisdomTree Japan Hedged SmallCap Equity Fund), WisdomTree Japan SmallCap Dividend Fund, WisdomTree True Developed International Fund (formerly, WisdomTree International LargeCap Dividend Fund), WisdomTree Asia Defense Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree GeoAlpha Opportunities Fund, WisdomTree Global Defense Fund, WisdomTree Global ex-U.S. Quality Growth Fund (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund), WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund, WisdomTree India Hedged Equity Fund, WisdomTree New Economy Real Estate Fund, WisdomTree U.S. AI Enhanced Value Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. MidCap Quality Growth Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Growth Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. SmallCap Quality Growth Fund, WisdomTree U.S. Total Dividend Fund and WisdomTree U.S. Value Fund (forty-seven of the funds constituting WisdomTree Trust (the “Trust”)) as of and for the periods ended March 31, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2026.

This report is intended solely for the information and use of management and the Board of Trustees of WisdomTree Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/Ernst & Young LLP
New York, New York
May 27, 2026